Net Income per Share	12 Months Ended
Dec. 31, 2017
Net Income per Share
Net Income per Share

20.  Net Income per Share

The following table sets forth the computation of basic and diluted net income per share for the years indicated (amounts in thousands, except for number of shares (or ADSs) and per share (or ADS) data):

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Net income per Class A and Class B ordinary share - basic:
Numerator:
Net income attributable to Phoenix New Media Limited	73,584	80,611	37,472	5,759
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	569,058,424	571,298,943	573,096,266	573,096,266
Weighted average number of contingently issuable shares	2,189,299	2,222,593	1,690,621	1,690,621

Denominator used in computing net income per share — basic	571,247,723	573,521,536	574,786,887	574,786,887
Net income per Class A and Class B ordinary share — basic	0.13	0.14	0.07	0.01

Net income per Class A and Class B ordinary share - diluted:
Numerator:
Net income attributable to Phoenix New Media Limited	73,584	80,611	37,472	5,759
Denominator:
Denominator used in computing net income per share — basic	571,247,723	573,521,536	574,786,887	574,786,887
Share-based awards	9,537,533	3,516,370	15,647,020	15,647,020

Denominator used in computing net income per share — diluted	580,785,256	577,037,906	590,433,907	590,433,907
Net income per Class A and Class B ordinary share — diluted	0.13	0.14	0.06	0.01

Net income per ADS (1 ADS represents 8 Class A ordinary shares):
Denominator used in computing net income per ADS — basic	71,405,965	71,690,192	71,848,361	71,848,361
Denominator used in computing net income per ADS — diluted	72,598,157	72,129,738	73,804,238	73,804,238
Net income per ADS — basic	1.03	1.12	0.52	0.08

Net income per ADS — diluted	1.01	1.12	0.51	0.08

The Company has included 2,189,299, 2,222,593 and 1,690,621 contingently issuable shares in the denominator used in computing basic and diluted net income per share for the years ended December 31, 2015, 2016 and 2017, respectively. These shares are contingently issuable upon the holders’ request without other substantive conditions and for no further consideration. There were 29,572,888, 30,953,329 and 2,223,005 options to purchase ordinary shares have been excluded from the computation of diluted net income per share for the years ended December 31, 2015, 2016 and 2017, respectively, as their effects would be anti-dilutive.